T. ROWE PRICE International Bond Fund (USD Hedged)
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.3%
Government Bonds 0.3%
Republic of Albania, 3.50%, 10/9/25 (EUR) (1) 5,310,000 4,732
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 3,479
Republic of Albania, 3.50%, 11/23/31 (EUR) (1) 11,810,000 8,510
Total Albania (Cost
$23,847
)
16,721
AUSTRALIA 1.5%
Corporate Bonds 0.2%
Transurban Finance, 1.875%, 9/16/24 (EUR)  7,836,000 7,426
7,426
Government Bonds 1.3%
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  25,528,000 13,531
Commonwealth of Australia, Series 158, 1.25%, 5/21/32  47,875,000 24,214
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 30,044
67,789
Total Australia (Cost
$94,937
)
75,215
AUSTRIA 0.7%
Government Bonds 0.7%
Heta Asset Resolution, 2.375%, 12/13/22  39,100,000 38,403
Total Austria (Cost
$46,848
)
38,403
BRAZIL 0.7%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,200,000 5,022
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 4,596
Suzano Austria, 5.00%, 1/15/30 (USD)  5,800,000 5,037
14,655
Government Bonds 0.4%
Brazil Notas do Tesouro Nacional, Series NTNB, Inflation-
Indexed, 6.00%, 5/15/25  114,342,281 21,264
21,264
Total Brazil (Cost
$40,705
)
35,919
T. ROWE PRICE International Bond Fund (USD Hedged)

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
CANADA 6.5%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 8,230,000 5,510
5,510
Corporate Bonds 0.4%
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (2) 27,134,000 17,739
17,739
Government Bonds 6.0%
Government of Canada, 1.25%, 3/1/27  279,071,000 184,964
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  136,823,426 122,238
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,418
310,620
Total Canada (Cost
$379,886
)
333,869
CHILE 1.1%
Corporate Bonds 0.3%
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (USD) (1) 12,060,000 9,913
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 5,880
15,793
Government Bonds 0.8%
Bonos de la Tesoreria de la Republica, 4.50%, 3/1/26  17,595,000,000 16,634
Bonos de la Tesoreria de la Republica, 4.70%, 9/1/30 (1) 16,995,000,000 15,366
Bonos de la Tesoreria de la Republica, 5.00%, 10/1/28 (1) 9,545,000,000 8,827
40,827
Total Chile (Cost
$86,240
)
56,620
CHINA 14.5%
Corporate Bonds 0.4%
Country Garden Holdings, 5.40%, 5/27/25 (USD)  1,870,000 627
Country Garden Holdings, 6.15%, 9/17/25 (USD)  4,115,000 1,461
Country Garden Holdings, 8.00%, 1/27/24 (USD) (3) 1,655,000 650
State Grid Overseas Investment BVI, 1.375%, 5/2/25 (EUR) (1) 10,000,000 9,268
Tencent Holdings, 3.24%, 6/3/50 (USD)  10,200,000 6,220
Tencent Holdings, 3.84%, 4/22/51 (USD)  7,000,000 4,589
22,815
Government Bonds 14.1%
China Development Bank, Series 1810, 4.04%, 7/6/28  120,000,000 18,013

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
China Development Bank, Series 1904, 3.68%, 2/26/26  570,000,000 83,402
China Development Bank, Series 1908, 3.42%, 7/2/24  120,000,000 17,271
China Development Bank, Series 1909, 3.50%, 8/13/26  370,000,000 53,922
China Development Bank, Series 1910, 3.65%, 5/21/29  210,000,000 30,908
China Development Bank, Series 2004, 3.43%, 1/14/27  480,000,000 69,747
China Development Bank, Series 2005, 3.07%, 3/10/30  330,000,000 46,836
China Development Bank, Series 2009, 3.39%, 7/10/27  440,000,000 63,947
China Development Bank, Series 2103, 3.30%, 3/3/26  600,000,000 86,825
China Development Bank, Series 2105, 3.66%, 3/1/31  120,000,000 17,737
People's Republic of China, Series INBK, 1.99%, 4/9/25  40,000,000 5,598
People's Republic of China, Series INBK, 3.01%, 5/13/28  258,000,000 37,184
People's Republic of China, Series INBK, 3.27%, 11/19/30  100,000,000 14,672
People's Republic of China, Series 1904, 3.19%, 4/11/24  120,000,000 17,239
People's Republic of China, Series 1907, 3.25%, 6/6/26  580,000,000 84,353
People's Republic of China, Series 1908, 4.00%, 6/24/69  80,000,000 13,324
People's Republic of China, Series 1913, 2.94%, 10/17/24  120,000,000 17,215
People's Republic of China, Series 1915, 3.13%, 11/21/29  310,000,000 44,956
723,149
Total China (Cost
$781,270
)
745,964
COLOMBIA 0.2%
Corporate Bonds 0.2%
Banco de Bogota, 6.25%, 5/12/26 (USD) (3) 5,800,000 5,432
Ecopetrol, 4.625%, 11/2/31 (USD)  6,760,000 4,742
Total Colombia (Cost
$12,859
)
10,174
CROATIA 0.1%
Government Bonds 0.1%
Republic of Croatia, 1.125%, 3/4/33 (EUR)  5,606,000 3,966
Total Croatia (Cost
$6,764
)
3,966
CYPRUS 1.7%
Government Bonds 1.7%
Republic of Cyprus, 0.00%, 2/9/26 (3) 7,306,000 6,513
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 14,577
Republic of Cyprus, 1.25%, 1/21/40  395,000 250
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 1,929
Republic of Cyprus, 2.375%, 9/25/28  36,621,000 33,394
Republic of Cyprus, 2.75%, 6/27/24  1,668,000 1,645
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,362
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 2,171
Republic of Cyprus, 3.75%, 7/26/23  6,740,000 6,701

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Cyprus, 4.25%, 11/4/25  16,224,000 16,494
Total Cyprus (Cost
$115,542
)
86,036
CZECH REPUBLIC 1.6%
Government Bonds 1.6%
Republic of Czech, Series 89, 2.40%, 9/17/25  691,350,000 25,205
Republic of Czech, Series 105, 2.75%, 7/23/29  1,711,350,000 58,284
Total Czech Republic (Cost
$102,237
)
83,489
DENMARK 0.1%
Corporate Bonds 0.1%
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (2) 4,700,000 4,128
Total Denmark (Cost
$5,241
)
4,128
FRANCE 4.0%
Corporate Bonds 0.5%
Altice France, 3.375%, 1/15/28 (1) 505,000 375
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,102
BNP Paribas, VR, 2.125%, 1/23/27 (2) 9,300,000 8,468
BPCE, 1.125%, 1/18/23  3,000,000 2,933
Credit Agricole, 0.875%, 1/14/32 (3) 1,000,000 710
Credit Agricole, 1.00%, 9/16/24  5,800,000 5,504
Credit Agricole, 1.875%, 12/20/26  5,200,000 4,678
23,770
Government Bonds 3.5%
Electricite de France, 6.875%, 12/12/22 (GBP)  950,000 1,064
Republic of France, 0.00%, 5/25/32  95,910,000 73,007
Republic of France, 0.75%, 5/25/52  105,093,000 58,347
Republic of France, 1.25%, 5/25/36 (1) 60,237,000 47,901
180,319
Total France (Cost
$304,701
)
204,089
GERMANY 5.5%
Corporate Bonds 0.7%
Allianz, VR, 3.375% (2)(3)(4) 13,400,000 12,427
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 829
Hannover Rueck, VR, 1.125%, 10/9/39 (2) 4,700,000 3,449
Hannover Rueck, VR, 1.75%, 10/8/40 (2) 4,800,000 3,569
TK Elevator Midco, 4.375%, 7/15/27 (1)(3) 2,745,000 2,253
Volkswagen International Finance, Series 10Y, 1.875%, 3/30/27  1,300,000 1,149

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 4,620
Volkswagen Leasing, 1.625%, 8/15/25 (3) 5,350,000 4,943
33,239
Government Bonds 4.8%
Bundesobligation, Series 185, 0.00%, 4/16/27 (3) 123,953,000 111,334
Bundesrepublik Deutschland Bundesanleihe, 0.00%,
2/15/32 (3) 163,787,000 132,324
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 3,910
247,568
Total Germany (Cost
$330,311
)
280,807
GREECE 0.2%
Government Bonds 0.2%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 12,395
Total Greece (Cost
$21,176
)
12,395
HUNGARY 1.1%
Government Bonds 1.1%
Republic of Hungary, Series 32/A, 4.75%, 11/24/32  1,077,550,000 1,710
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  45,278,670,000 55,206
Total Hungary (Cost
$128,391
)
56,916
ICELAND 0.4%
Corporate Bonds 0.2%
Arion Banki, 1.00%, 3/20/23 (EUR)  5,500,000 5,346
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 6,951
Landsbankinn, 1.00%, 5/30/23 (EUR)  1,000,000 963
13,260
Government Bonds 0.2%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 8,409
8,409
Total Iceland (Cost
$28,890
)
21,669
INDIA 0.3%
Corporate Bonds 0.3%
ABJA Investment, 5.45%, 1/24/28 (USD)  7,256,000 6,757
Adani Ports & Special Economic Zone, 4.20%, 8/4/27 (USD) (1)
(3) 8,450,000 7,409
Total India (Cost
$15,640
)
14,166

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
INDONESIA 0.9%
Corporate Bonds 0.1%
Minejesa Capital, 5.625%, 8/10/37 (USD)  8,300,000 5,946
5,946
Government Bonds 0.8%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 38,171
38,171
Total Indonesia (Cost
$62,134
)
44,117
IRELAND 1.3%
Government Bonds 1.3%
Republic of Ireland, 0.20%, 10/18/30  24,114,000 19,691
Republic of Ireland, 1.35%, 3/18/31  45,922,000 41,293
Republic of Ireland, 1.50%, 5/15/50  2,696,000 1,899
Republic of Ireland, 2.00%, 2/18/45  5,630,000 4,623
Total Ireland (Cost
$94,555
)
67,506
ISRAEL 2.0%
Corporate Bonds 0.2%
Bank Hapoalim, VR, 3.255%, 1/21/32 (USD) (1)(2) 6,450,000 5,348
Leviathan Bond, 6.50%, 6/30/27 (USD) (1)(3) 5,700,000 5,237
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR) (3) 1,245,000 1,189
11,774
Government Bonds 1.8%
State of Israel, 1.50%, 1/18/27 (EUR)  18,046,000 16,238
State of Israel, Series 0142, 5.50%, 1/31/42  98,366,000 34,727
State of Israel, Series 0347, 3.75%, 3/31/47  3,672,000 1,029
State of Israel, Series 0825, 1.75%, 8/31/25  153,957,436 41,451
93,445
Total Israel (Cost
$123,888
)
105,219
ITALY 1.1%
Corporate Bonds 0.6%
Enel Finance International, 5.625%, 8/14/24 (GBP)  2,663,000 2,919
FCA Bank, 0.50%, 9/13/24  5,800,000 5,360
Infrastrutture Wireless Italiane, 1.625%, 10/21/28  4,612,000 3,634
International Game Technology, 3.50%, 6/15/26 (3) 4,550,000 3,958
International Game Technology, 3.50%, 6/15/26 (1)(3) 2,410,000 2,096

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Intesa Sanpaolo, 1.75%, 7/4/29  5,200,000 4,169
UniCredit, 2.00%, 3/4/23  5,086,000 4,980
UniCredit, VR, 4.875%, 2/20/29 (2) 6,100,000 5,807
32,923
Government Bonds 0.5%
Italy Buoni Poliennali Del Tesoro, 2.80%, 3/1/67  35,208,000 24,140
24,140
Total Italy (Cost
$80,117
)
57,063
IVORY COAST 0.2%
Government Bonds 0.2%
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR) (1) 3,560,000 2,349
Republic of Ivory Coast, 4.875%, 1/30/32 (EUR)  8,200,000 5,411
Total Ivory Coast (Cost
$11,914
)
7,760
JAPAN 13.7%
Government Bonds 13.7%
Government of Japan, Series 27, 2.50%, 9/20/37  10,432,550,000 90,439
Government of Japan, Series 31, 2.20%, 9/20/39  2,531,700,000 21,241
Government of Japan, Series 44, 1.70%, 9/20/44  9,286,250,000 72,099
Government of Japan, Series 73, 0.70%, 12/20/51  586,150,000 3,437
Government of Japan, Series 74, 1.00%, 3/20/52  10,935,750,000 69,328
Government of Japan, Series 75, 1.30%, 6/20/52  882,000,000 6,011
Government of Japan, Series 160, 0.70%, 3/20/37  8,878,050,000 61,613
Government of Japan, Series 161, 0.60%, 6/20/37  4,378,850,000 29,886
Government of Japan, Series 338, 0.40%, 3/20/25  11,668,850,000 81,526
Government of Japan, Inflation-Indexed, Series 18, 0.10%,
3/10/24  5,200,521,000 36,974
Government of Japan, Inflation-Indexed, Series 19, 0.10%,
9/10/24  8,714,002,800 62,134
Government of Japan, Inflation-Indexed, Series 20, 0.10%,
3/10/25  9,282,282,800 66,447
Government of Japan, Inflation-Indexed, Series 25, 0.20%,
3/10/30  2,410,483,368 18,228
Government of Japan, Inflation-Indexed, Series 26, 0.005%,
3/10/31  11,567,792,714 84,936
Total Japan (Cost
$906,188
)
704,299
KUWAIT 0.2%
Corporate Bonds 0.2%
Equate Petrochemical, 2.625%, 4/28/28 (USD) (1) 9,170,000 7,789

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Equate Petrochemical, 2.625%, 4/28/28 (USD)  3,125,000 2,654
Total Kuwait (Cost
$12,024
)
10,443
LATVIA 1.1%
Government Bonds 1.1%
Republic of Latvia, 0.375%, 10/7/26 (EUR) (3) 64,671,000 57,075
Total Latvia (Cost
$71,207
)
57,075
LITHUANIA 0.0%
Corporate Bonds 0.0%
PLT VII Finance, 4.625%, 1/5/26 (1) 1,150,000 1,014
Total Lithuania (Cost
$1,298
)
1,014
LUXEMBOURG 0.3%
Corporate Bonds 0.3%
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,349
Blackstone Property Partners Europe Holdings, 1.75%, 3/12/29  9,970,000 7,471
JAB Holdings, 2.00%, 5/18/28 (3) 5,900,000 4,934
Total Luxembourg (Cost
$20,401
)
13,754
MALAYSIA 3.5%
Corporate Bonds 0.0%
Axiata, 2.163%, 8/19/30 (USD)  3,210,000 2,614
2,614
Government Bonds 3.5%
1MDB Global Investments, 4.40%, 3/9/23 (USD)  49,400,000 47,327
Government of Malaysia, Series 0120, 4.065%, 6/15/50  69,193,000 12,791
Government of Malaysia, Series 0216, 4.736%, 3/15/46  310,065,000 64,620
Government of Malaysia, Series 0318, 4.642%, 11/7/33  81,439,000 17,508
Government of Malaysia, Series 0413, 3.844%, 4/15/33  51,500,000 10,412
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 25,295
177,953
Total Malaysia (Cost
$210,146
)
180,567
MEXICO 1.0%
Corporate Bonds 0.3%
America Movil, 5.75%, 6/28/30 (GBP)  4,930,000 5,259
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2) 11,800,000 9,782
15,041

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 0.7%
Petroleos Mexicanos, 5.125%, 3/15/23 (EUR)  35,958,000 35,232
United Mexican States, Series M 20, 8.50%, 5/31/29  69,720,000 3,264
38,496
Total Mexico (Cost
$66,356
)
53,537
MOROCCO 0.1%
Government Bonds 0.1%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR)  5,300,000 4,592
Total Morocco (Cost
$6,410
)
4,592
NETHERLANDS 0.3%
Corporate Bonds 0.3%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 94
LeasePlan, VR, 7.375% (2)(4) 8,200,000 7,182
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 4,817
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 710,000 624
Ziggo, 2.875%, 1/15/30  2,720,000 1,953
Total Netherlands (Cost
$19,401
)
14,670
NORTH MACEDONIA 0.2%
Government Bonds 0.2%
Republic of North Macedonia, 1.625%, 3/10/28 (EUR) (1) 12,000,000 8,787
Total North Macedonia (Cost
$14,291
)
8,787
NORWAY 0.4%
Corporate Bonds 0.2%
DNB Boligkreditt, 1.875%, 11/21/22 (EUR)  9,135,000 8,964
8,964
Government Bonds 0.2%
Kingdom of Norway, Series 476, 3.00%, 3/14/24 (1) 104,912,000 9,633
9,633
Total Norway (Cost
$23,949
)
18,597
PANAMA 0.1%
Corporate Bonds 0.1%
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 5,800,000 4,747
Total Panama (Cost
$5,995
)
4,747

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
PERU 0.1%
Corporate Bonds 0.1%
Banco de Credito del Peru, VR, 3.125%, 7/1/30 (USD) (2) 6,175,000 5,412
Total Peru (Cost
$6,276
)
5,412
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 3,817
Total Philippines (Cost
$5,089
)
3,817
POLAND 0.8%
Corporate Bonds 0.0%
InPost, 2.25%, 7/15/27 (EUR) (1) 1,740,000 1,287
1,287
Government Bonds 0.8%
Republic of Poland, Series 0527, 3.75%, 5/25/27  241,535,000 41,914
41,914
Total Poland (Cost
$51,070
)
43,201
PORTUGAL 0.2%
Corporate Bonds 0.1%
Banco Comercial Portugues, VR, 4.50%, 12/7/27 (2)(3) 3,900,000 3,359
3,359
Government Bonds 0.1%
Republic of Portugal, 4.10%, 2/15/45 (1) 6,869,000 7,344
7,344
Total Portugal (Cost
$16,848
)
10,703
QATAR 0.1%
Corporate Bonds 0.1%
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,431
Total Qatar (Cost
$7,859
)
7,431
ROMANIA 1.3%
Government Bonds 1.3%
Republic of Romania, 2.00%, 1/28/32 (EUR) (1) 3,855,000 2,335

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Romania, 2.00%, 1/28/32 (EUR)  8,975,000 5,435
Republic of Romania, 2.124%, 7/16/31 (EUR)  22,068,000 13,806
Republic of Romania, 2.125%, 3/7/28 (EUR) (1) 12,830,000 9,797
Republic of Romania, 2.875%, 10/28/24 (EUR)  2,725,000 2,591
Republic of Romania, 2.875%, 5/26/28 (EUR)  16,560,000 12,850
Republic of Romania, 2.875%, 3/11/29 (EUR)  3,963,000 2,978
Republic of Romania, 3.624%, 5/26/30 (EUR)  23,390,000 17,314
Total Romania (Cost
$104,399
)
67,106
SAUDI ARABIA 0.2%
Corporate Bonds 0.1%
Dar Al-Arkan Sukuk, 6.75%, 2/15/25 (USD)  5,400,000 5,234
5,234
Government Bonds 0.1%
Saudi Arabian Oil, 4.25%, 4/16/39 (USD) (3) 5,800,000 4,984
4,984
Total Saudi Arabia (Cost
$10,896
)
10,218
SERBIA 1.2%
Corporate Bonds 0.0%
Summer BidCo, 9.00%, 11/15/25, (9.00% Cash or 9.75% PIK)
(EUR) (3)(5) 1,434,968 1,039
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 2,147
3,186
Government Bonds 1.2%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 26,075,000 17,138
Republic of Serbia, 1.50%, 6/26/29 (EUR) (1) 14,635,000 9,536
Republic of Serbia, 1.65%, 3/3/33 (EUR)  10,435,000 5,703
Republic of Serbia, 2.05%, 9/23/36 (EUR) (1) 13,065,000 6,765
Republic of Serbia, 2.05%, 9/23/36 (EUR)  12,725,000 6,589
Republic of Serbia, Series 12.5, 4.50%, 8/20/32  2,276,590,000 14,925
60,656
Total Serbia (Cost
$109,053
)
63,842
SINGAPORE 1.9%
Government Bonds 1.9%
Government of Singapore, 0.50%, 11/1/25  31,185,000 19,826
Government of Singapore, 1.625%, 7/1/31  81,188,000 48,558
Government of Singapore, 2.375%, 6/1/25  15,670,000 10,611

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Singapore, 2.875%, 7/1/29  29,196,000 19,524
Total Singapore (Cost
$106,812
)
98,519
SLOVENIA 1.1%
Government Bonds 1.1%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (3) 11,285,000 8,801
Republic of Slovenia, Series RS76, 3.125%, 8/7/45 (3) 34,752,000 31,588
Republic of Slovenia, Series RS78, 1.75%, 11/3/40 (3) 14,425,000 10,523
Republic of Slovenia, Series RS86, 0.00%, 2/12/31 (3) 4,975,000 3,738
Total Slovenia (Cost
$83,798
)
54,650
SPAIN 1.8%
Corporate Bonds 0.7%
Abertis Infraestructuras, 3.00%, 3/27/31  4,300,000 3,649
Banco de Sabadell, VR, 0.875%, 6/16/28 (2) 4,000,000 3,072
Banco Santander, 1.125%, 1/17/25  5,800,000 5,362
CaixaBank, VR, 2.75%, 7/14/28 (2) 9,400,000 8,971
Cellnex Telecom, 1.75%, 10/23/30  4,800,000 3,305
Cirsa Finance International, 6.25%, 12/20/23 (1) 3,133,439 2,986
Cirsa Finance International, 6.25%, 12/20/23  1,443,590 1,376
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 6,625
Telefonica Emisiones, 5.289%, 12/9/22 (GBP)  50,000 56
35,402
Government Bonds 1.1%
Kingdom of Spain, 0.80%, 7/30/29  65,050,000 55,460
55,460
Total Spain (Cost
$108,402
)
90,862
SWEDEN 2.0%
Corporate Bonds 0.1%
Akelius Residential Property, 1.75%, 2/7/25 (EUR)  6,390,000 5,902
Tele2, 0.75%, 3/23/31 (EUR)  1,600,000 1,201
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,343
8,446
Government Bonds 1.9%
Kingdom of Sweden, Series 1056, 2.25%, 6/1/32 (3) 1,066,300,000 96,963
96,963
Total Sweden (Cost
$124,690
)
105,409

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SWITZERLAND 0.0%
Corporate Bonds 0.0%
Aquarius & Investments for Zurich Insurance, VR, 4.25%,
10/2/43 (EUR) (2) 2,131,000 2,091
Total Switzerland (Cost
$2,938
)
2,091
THAILAND 2.0%
Corporate Bonds 0.2%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (2) 9,700,000 7,982
7,982
Government Bonds 1.8%
Kingdom of Thailand, 1.60%, 12/17/29  132,630,000 3,188
Kingdom of Thailand, 2.00%, 12/17/31  2,890,457,000 70,212
Kingdom of Thailand, 3.65%, 6/20/31  694,772,000 19,136
92,536
Total Thailand (Cost
$120,560
)
100,518
UNITED ARAB EMIRATES 0.1%
Corporate Bonds 0.1%
EMG SUKUK, 4.564%, 6/18/24 (USD) (3) 5,800,000 5,669
Total United Arab Emirates (Cost
$5,995
)
5,669
UNITED KINGDOM 6.3%
Corporate Bonds 1.4%
Bellis Acquisition, 3.25%, 2/16/26 (1) 1,450,000 1,219
Crh Finance U.K., 4.125%, 12/2/29  10,000,000 9,514
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 1,332
Eastern Power Networks, 5.75%, 3/8/24  62,000 69
HSBC Bank, 4.75%, 3/24/46  2,368,000 1,979
HSBC Bank, 6.50%, 7/7/23  18,000 20
InterContinental Hotels Group, 3.875%, 11/28/22  3,571,000 3,967
Jerrold Finco, 4.875%, 1/15/26 (1) 580,000 498
Legal & General Group, VR, 5.375%, 10/27/45 (2) 5,685,000 5,849
Marks & Spencer, 6.00%, 6/12/25  1,713,000 1,731
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (2) 2,770,000 2,527
Nationwide Building Society, VR, 2.00%, 7/25/29 (EUR) (2) 5,050,000 4,634
Next Group, 3.625%, 5/18/28 (3) 7,491,000 6,724
Next Group, 4.375%, 10/2/26  982,000 972
Severn Trent Utilities Finance, 6.125%, 2/26/24 (3) 206,000 230
Sky, 1.875%, 11/24/23 (EUR)  5,244,000 5,078

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (2) 9,070,000 8,081
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 4,546
Tesco Corporate Treasury Services, 1.875%, 11/2/28  4,850,000 4,036
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 4,057
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 4,444
71,507
Government Bonds 4.9%
United Kingdom Gilt, 0.625%, 6/7/25  55,319,000 55,899
United Kingdom Gilt, 0.625%, 10/22/50  18,459,000 9,322
United Kingdom Gilt, 4.25%, 6/7/32  128,052,000 144,606
United Kingdom Gilt, 4.25%, 12/7/46  35,581,797 41,235
251,062
Total United Kingdom (Cost
$475,523
)
322,569
UNITED STATES 2.8%
Corporate Bonds 2.6%
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 3,657
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 4,482
Ardagh Metal Packaging Finance USA, 3.00%, 9/1/29 (EUR) (1) 5,325,000 3,709
Bank of America, 2.375%, 6/19/24 (EUR) (3) 5,000,000 4,830
Bank of America, VR, 1.379%, 2/7/25 (EUR) (2) 5,786,000 5,506
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP)  7,393,000 7,489
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  1,450,000 1,158
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,239
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 4,204
Booking Holdings, 2.15%, 11/25/22 (EUR)  2,560,000 2,508
Bunge Finance Europe, 1.85%, 6/16/23 (EUR)  9,220,000 8,924
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 8,719
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 3,166
Fiserv, 0.375%, 7/1/23 (EUR)  1,090,000 1,047
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 8,394
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 8,655
Goldman Sachs Group, 1.375%, 5/15/24 (EUR)  5,700,000 5,430
Goldman Sachs Group, 1.625%, 7/27/26 (EUR) (3) 4,137,000 3,714
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 2,975,000 2,236
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,066
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 2,423
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 4,684
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (2) 4,931,000 4,155
Morgan Stanley, VR, 0.637%, 7/26/24 (EUR) (2) 3,049,000 2,919
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 4,431
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 3,979
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 735

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,487
Verizon Communications, 1.30%, 5/18/33 (EUR) (3) 5,270,000 3,937
Westlake, 1.625%, 7/17/29 (EUR)  14,435,000 10,608
131,491
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6)(7) 23,459,704 11,730
11,730
Total United States (Cost
$195,586
)
143,221
SHORT-TERM INVESTMENTS 6.8%
Commercial Paper 0.8%
4(2) 0.8%(8)
Rogers Communications, 4.091%, 11/8/22  40,600,000 40,442
40,442
Money Market Funds 3.5%
T. Rowe Price Government Reserve Fund, 3.07% (9)(10) 178,085,743 178,086
178,086
U.S. Treasury Obligations 2.5%
U.S. Treasury Bills, 1.578%, 1/26/23 (11) 131,500,000 130,069
130,069
Total Short-Term Investments (Cost $349,088) 348,597
SECURITIES LENDING COLLATERAL 5.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 5.8%
Money Market Funds 5.8%
T. Rowe Price Government Reserve Fund, 3.07% (9)(10) 298,609,217 298,609
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 298,609
Total Securities Lending Collateral (Cost $298,609) 298,609
Total Investments in Securities 101.5%
(Cost $6,439,250) $ 5,216,737
Other Assets Less Liabilities (1.5)% (77,034)
Net Assets 100.0% $ 5,139,703
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$268,421 and represents 5.2% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) All or a portion of this security is on loan at September 30, 2022.
(4) Perpetual security with no stated maturity date.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(7) Non-income producing
(8) Commercial paper exempt from registration under Section 4(2) of the Securities
Act of 1933 and may be resold in transactions exempt from registration only to dealers in that program or other "accredited investors". Total value of such securities at period-end amounts to $40,442 and represents 0.8% of net assets.
(9) Seven-day yield
(10) Affiliated Companies
(11) At September 30, 2022, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
6M CZK PRIBOR Six month CZK PRIBOR (Prague interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
6M PLN WIBOR Six month PLN WIBOR (Warsaw interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
CZK Czech Koruna
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
ILS Israeli Shekel
INR Indian Rupee
JPY Japanese Yen
MXIBTIIE Mexican Interbank 28 day interest rate
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
PIK Payment-in-kind
PLN Polish Zloty

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
RSD Serbian Dinar
SEK Swedish Krona
SGD Singapore Dollar
THB Thai Baht
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.8)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/24 (USD) * 17,964 (47) (334) 287
Bank of America, Protection Sold
(Relevant Credit: Hellenic Republic, BB+*),
Receive 1.00% Quarterly, Pay upon credit
default, 12/20/29 (USD) * 12,470 (944) (453) (491)
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/24 (USD) * 9,200 — (195) 195
Barclays Bank, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 16,500 (43) (41) (2)
Citibank, Protection Sold (Relevant Credit:
Hellenic Republic, BB+*), Receive 1.00%
Quarterly, Pay upon credit default, 6/20/25
(USD) * 6,635 (49) (206) 157
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/24 (USD) * 4,911 (13) (16) 3
Morgan Stanley, Protection Sold (Relevant
Credit: Hellenic Republic, BB+*), Receive
1.00% Quarterly, Pay upon credit default,
6/20/25 (USD) * 2,801 (20) (69) 49
Total Greece (1,314) 198
Total Bilateral Credit Default Swaps, Protection Sold (1,314) 198
Total Bilateral Swaps (1,314) 198

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.8)%
Credit Default Swaps, Protection Bought 0.2%
Foreign/Europe 0.2%
Protection Bought (Relevant Credit: Markit
iTraxx Crossover-S38, 5 Year Index), Pay
5.00% Quarterly, Receive upon credit
default, 12/20/27 105,815 5,337 4,023 1,314
Protection Bought (Relevant Credit: Markit
iTraxx Europe-S38, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 12/20/27 264,150 5,643 4,050 1,593
Total Foreign/Europe 2,907
Germany 0.0%
Protection Bought (Relevant Credit:
BASF), Pay 1.00% Quarterly, Receive upon
credit default, 6/20/27 4,552 78 86 (8)
Protection Bought (Relevant Credit:
LANXESS AG), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/27 13,200 1,090 1,114 (24)
Total Germany (32)
Total Centrally Cleared Credit Default Swaps,
Protection Bought 2,875
Credit Default Swaps, Protection Sold (0.0)%
Greece (0.0)%
Protection Sold (Relevant Credit: Hellenic
Republic, BB+*), Receive 1.00% Quarterly,
Pay upon credit default, 6/20/26 (USD) 3,700 (71) 38 (109)
Total Greece (109)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (109)
Interest Rate Swaps (1.0)%
Czech Republic 0.0%
5 Year Interest Rate Swap, Receive Fixed
6.180% Annually, Pay Variable 6.810% (6M
CZK PRIBOR) Semi-Annually, 6/21/27 451,320 443 1 442
5 Year Interest Rate Swap, Receive Fixed
6.285% Annually, Pay Variable 6.850% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 227,041 264 — 264

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive Fixed
6.333% Annually, Pay Variable 6.850% (6M
CZK PRIBOR) Semi-Annually, 6/22/27 449,939 561 — 561
Total Czech Republic 1,267
Foreign/Europe (1.0)%
4 Year Interest Rate Swap, Receive Fixed
(0.090)% Annually, Pay Variable (0.204)%
(6M EURIBOR) Semi-Annually, 11/4/25 27,310 (2,295) — (2,295)
4 Year Interest Rate Swap, Receive Fixed
(0.144)% Annually, Pay Variable (0.317)%
(6M EURIBOR) Semi-Annually, 10/20/25 36,080 (3,072) — (3,072)
7 Year Interest Rate Swap, Receive Fixed
(0.057)% Annually, Pay Variable (0.166)%
(6M EURIBOR) Semi-Annually, 5/19/28 33,000 (4,976) 1 (4,977)
7 Year Interest Rate Swap, Receive Fixed
(0.079)% Annually, Pay Variable 0.223%
(6M EURIBOR) Semi-Annually, 6/29/28 7,869 (1,219) 1 (1,220)
7 Year Interest Rate Swap, Receive Fixed
(0.094)% Annually, Pay Variable 0.223%
(6M EURIBOR) Semi-Annually, 6/28/28 7,800 (1,215) — (1,215)
7 Year Interest Rate Swap, Receive Fixed
(0.100)% Annually, Pay Variable (0.034)%
(6M EURIBOR) Semi-Annually, 6/3/28 3,300 (509) — (509)
7 Year Interest Rate Swap, Receive Fixed
(0.101)% Annually, Pay Variable (0.076)%
(6M EURIBOR) Semi-Annually, 6/1/28 21,200 (3,267) — (3,267)
9 Year Interest Rate Swap, Pay Fixed
0.858% Annually, Receive Variable 1.740%
(6M EURIBOR) Semi-Annually, 9/22/27 600 56 — 56
10 Year Interest Rate Swap, Receive Fixed
0.830% Annually, Pay Variable 1.203% (6M
EURIBOR) Semi-Annually, 3/2/32 143,450 (24,826) — (24,826)
10 Year Interest Rate Swap, Receive Fixed
1.222% Annually, Pay Variable (0.367)%
(6M EURIBOR) Semi-Annually, 4/5/32 49,550 (7,005) — (7,005)
10 Year Interest Rate Swap, Receive Fixed
1.627% Annually, Pay Variable (0.333)%
(6M EURIBOR) Semi-Annually, 4/21/32 30,272 (3,245) — (3,245)
10 Year Interest Rate Swap, Receive Fixed
1.640% Annually, Pay Variable (0.242)%
(6M EURIBOR) Semi-Annually, 5/3/32 30,750 (3,284) 1 (3,285)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
30 Year Interest Rate Swap, Pay Fixed
1.540% Annually, Receive Variable
(0.226)% (6M EURIBOR) Semi-Annually,
11/3/47 2,200 375 1 374
Total Foreign/Europe (54,486)
Mexico (0.1)%
7 Year Interest Rate Swap, Receive Fixed
5.499% 28 Days, Pay Variable 8.959%
(MXIBTIIE) 28 Days, 5/4/27 525,000 (3,709) — (3,709)
Total Mexico (3,709)
Poland 0.1%
10 Year Interest Rate Swap, Pay Fixed
1.775% Annually, Receive Variable 5.880%
(6M PLN WIBOR) Semi-Annually, 10/22/29 32,824 1,840 1 1,839
10 Year Interest Rate Swap, Pay Fixed
1.780% Annually, Receive Variable 5.880%
(6M PLN WIBOR) Semi-Annually, 10/22/29 22,976 1,286 — 1,286
10 Year Interest Rate Swap, Pay Fixed
2.850% Annually, Receive Variable 5.130%
(6M PLN WIBOR) Semi-Annually, 4/6/28 15,800 605 — 605
10 Year Interest Rate Swap, Pay Fixed
2.910% Annually, Receive Variable 7.320%
(6M PLN WIBOR) Semi-Annually, 3/27/28 16,200 529 1 528
10 Year Interest Rate Swap, Pay Fixed
2.920% Annually, Receive Variable 6.550%
(6M PLN WIBOR) Semi-Annually, 5/7/28 16,100 623 — 623
10 Year Interest Rate Swap, Pay Fixed
3.030% Annually, Receive Variable 6.660%
(6M PLN WIBOR) Semi-Annually, 5/18/28 10,100 380 — 380
10 Year Interest Rate Swap, Pay Fixed
3.075% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/27/28 8,000 251 — 251
10 Year Interest Rate Swap, Pay Fixed
3.149% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/13/28 15,931 491 — 491
10 Year Interest Rate Swap, Pay Fixed
3.158% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/14/28 12,062 371 1 370

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
10 Year Interest Rate Swap, Pay Fixed
3.160% Annually, Receive Variable 7.300%
(6M PLN WIBOR) Semi-Annually, 2/12/28 10,007 308 1 307
Total Poland 6,680
Total Centrally Cleared Interest Rate Swaps (50,248)
Total Centrally Cleared Swaps (47,482)
Net payments (receipts) of variation margin to date 34,314
Variation margin receivable (payable) on centrally cleared swaps $ (13,168)
* Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(22).

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 10/7/22 USD 21,047 CLP 19,537,794 $ 885
Barclays Bank 10/7/22 USD 14,929 TWD 436,510 1,188
Barclays Bank 11/25/22 USD 39,025 SEK 388,864 3,884
Barclays Bank 12/2/22 USD 7,451 BRL 38,973 329
Barclays Bank 12/16/22 USD 6,972 SGD 9,984 13
BNP Paribas 10/7/22 CLP 24,946,437 USD 25,588 155
BNP Paribas 10/7/22 CLP 1,079,038 USD 1,218 (105)
BNP Paribas 10/7/22 USD 41,600 CLP 39,075,589 1,277
BNP Paribas 10/21/22 USD 143,199 AUD 208,759 9,632
BNP Paribas 10/21/22 USD 105,037 CAD 135,531 6,928
BNP Paribas 10/21/22 USD 191,247 JPY 26,350,997 8,822
BNP Paribas 11/18/22 USD 52,187 PLN 243,213 3,503
BNP Paribas 11/25/22 USD 215,611 GBP 177,639 17,117
BNP Paribas 12/9/22 MYR 29,988 USD 6,482 (62)
BNP Paribas 12/9/22 USD 83,249 MYR 371,388 3,740
BNP Paribas 12/16/22 SGD 6,089 USD 4,252 (8)
BNP Paribas 1/19/23 USD 22,976 CLP 22,856,450 (143)
BNP Paribas 1/31/23 USD 466,902 EUR 474,795 (2,957)
Citibank 10/7/22 INR 84,399 USD 1,030 7
Citibank 10/7/22 USD 27,579 INR 2,177,286 848
Citibank 10/14/22 CNH 1,790,174 USD 247,583 3,213
Citibank 10/14/22 USD 55,087 CNH 369,259 3,355
Citibank 10/14/22 USD 29,979 HUF 12,446,941 1,263
Citibank 10/14/22 USD 29,699 HUF 12,972,854 (231)
Citibank 10/14/22 ZAR 190,656 USD 10,981 (461)
Citibank 10/20/22 ILS 464,660 USD 134,334 (3,812)
Citibank 10/20/22 USD 135,536 ILS 475,909 1,855
Citibank 10/21/22 AUD 2,800 USD 1,801 (10)
Citibank 10/21/22 CAD 7,476 USD 5,441 (30)
Citibank 10/21/22 USD 12,547 AUD 18,236 879
Citibank 10/21/22 USD 3,787 CHF 3,722 7
Citibank 10/31/22 EUR 56,712 USD 55,670 29
Citibank 11/18/22 USD 11,631 RSD 1,349,998 363
Citibank 11/25/22 USD 94,724 GBP 82,995 1,986
Citibank 11/25/22 USD 24,768 GBP 22,867 (784)
Citibank 12/9/22 USD 46,346 THB 1,760,923 (561)
Citibank 12/16/22 CNH 109,240 USD 15,344 (19)
Citibank 12/16/22 USD 6,084 RSD 717,873 96
Citibank 12/16/22 USD 18,914 SGD 27,183 (32)
Citibank 1/13/23 USD 248,230 CNH 1,790,174 (3,146)
Citibank 1/19/23 USD 135,076 ILS 464,660 3,527
Citibank 1/19/23 USD 24,547 INR 2,014,181 127

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Citibank 1/19/23 USD 1,019 INR 84,399 $ (5)
Deutsche Bank 10/7/22 INR 70,332 USD 863 —
Deutsche Bank 10/7/22 INR 3,072,380 USD 38,481 (760)
Deutsche Bank 10/31/22 USD 53,684 EUR 53,821 824
Deutsche Bank 1/19/23 USD 855 INR 70,332 2
Goldman Sachs 10/7/22 INR 72,442 USD 885 5
Goldman Sachs 10/7/22 INR 3,328,411 USD 41,689 (824)
Goldman Sachs 10/7/22 TWD 854,227 USD 26,811 79
Goldman Sachs 10/7/22 USD 30,455 INR 2,416,718 783
Goldman Sachs 10/7/22 USD 14,291 TWD 417,717 1,141
Goldman Sachs 10/14/22 USD 122,229 CNH 819,539 7,415
Goldman Sachs 10/14/22 USD 23,347 MXN 472,107 (34)
Goldman Sachs 11/25/22 GBP 93,034 USD 107,840 (3,884)
Goldman Sachs 12/9/22 USD 29,686 THB 1,076,940 999
Goldman Sachs 12/16/22 USD 39,888 CNH 275,930 1,178
Goldman Sachs 12/16/22 USD 79,739 SGD 111,327 2,146
Goldman Sachs 1/19/23 USD 875 INR 72,442 (3)
Goldman Sachs 1/19/23 USD 19,828 TWD 628,241 4
Goldman Sachs 1/19/23 USD 7,122 TWD 225,986 (9)
HSBC Bank 10/14/22 CNH 1,230,297 USD 170,981 1,378
HSBC Bank 10/14/22 USD 259,614 CNH 1,738,718 16,028
HSBC Bank 10/31/22 USD 290,488 EUR 282,254 13,275
HSBC Bank 11/25/22 USD 215,624 GBP 177,639 17,131
HSBC Bank 11/30/22 USD 336,481 EUR 336,539 5,237
HSBC Bank 12/9/22 USD 81,817 MYR 367,197 3,205
HSBC Bank 12/9/22 USD 14,427 THB 524,403 458
HSBC Bank 12/16/22 USD 163,981 CNH 1,132,839 5,056
HSBC Bank 1/13/23 USD 171,435 CNH 1,230,297 (1,322)
JPMorgan Chase 10/14/22 CNH 555,858 USD 76,901 972
JPMorgan Chase 10/21/22 JPY 655,715 USD 4,538 2
JPMorgan Chase 10/21/22 USD 11,492 NOK 113,988 1,022
JPMorgan Chase 11/30/22 USD 336,585 EUR 336,539 5,342
JPMorgan Chase 1/13/23 USD 77,098 CNH 555,857 (956)
Morgan Stanley 10/7/22 CLP 3,694,013 USD 4,039 (227)
Morgan Stanley 10/20/22 ILS 2,694 USD 799 (42)
Morgan Stanley 10/21/22 CAD 1,778 USD 1,368 (81)
Morgan Stanley 10/21/22 USD 237,412 JPY 32,736,121 10,784
Morgan Stanley 12/2/22 USD 7,295 BRL 38,392 279
Morgan Stanley 1/19/23 CLP 4,335,164 USD 4,413 (28)
Standard Chartered 12/9/22 MYR 7,342 USD 1,609 (38)
Standard Chartered 12/9/22 USD 32,743 MYR 146,573 1,364
Standard Chartered 12/16/22 USD 61,624 CNH 428,908 1,453

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 10/14/22 CZK 63,616 USD 2,598 $ (67)
State Street 10/14/22 USD 95,622 CNH 648,813 4,727
State Street 10/14/22 USD 93,278 CZK 2,312,953 1,254
State Street 10/14/22 ZAR 714,061 USD 41,553 (2,152)
State Street 10/20/22 ILS 18,412 USD 5,550 (378)
State Street 10/20/22 USD 2,905 ILS 9,857 136
State Street 10/21/22 AUD 6,049 USD 4,151 (281)
State Street 10/21/22 CAD 49,433 USD 36,589 (805)
State Street 10/21/22 JPY 10,120,376 USD 74,165 (4,103)
State Street 10/21/22 USD 4,629 AUD 6,628 388
State Street 10/21/22 USD 132,487 CAD 173,639 6,792
State Street 10/21/22 USD 206,959 JPY 28,253,488 11,364
State Street 10/31/22 EUR 32,022 USD 31,174 276
State Street 10/31/22 USD 104,671 EUR 102,259 4,238
State Street 11/25/22 GBP 25,249 USD 29,431 (1,218)
State Street 11/25/22 SEK 65,927 USD 6,228 (270)
State Street 12/16/22 USD 82,019 CNH 571,118 1,898
UBS Investment Bank 10/7/22 CLP 34,327,998 USD 36,526 (1,101)
UBS Investment Bank 10/7/22 USD 42,625 CLP 39,075,589 2,301
UBS Investment Bank 10/7/22 USD 25,560 INR 2,033,960 588
UBS Investment Bank 10/14/22 CZK 47,062 USD 1,918 (46)
UBS Investment Bank 10/14/22 USD 27,227 MXN 568,915 (949)
UBS Investment Bank 10/14/22 USD 35,922 ZAR 613,337 2,079
UBS Investment Bank 10/14/22 ZAR 178,095 USD 10,301 (474)
UBS Investment Bank 10/21/22 CHF 146,669 USD 151,328 (2,408)
UBS Investment Bank 10/21/22 JPY 1,041,860 USD 7,555 (342)
UBS Investment Bank 10/21/22 USD 220,295 CAD 287,579 12,121
UBS Investment Bank 10/21/22 USD 28,315 JPY 3,814,001 1,911
UBS Investment Bank 10/31/22 EUR 39,481 USD 38,725 51
UBS Investment Bank 10/31/22 USD 102,555 EUR 100,355 3,992
UBS Investment Bank 11/25/22 USD 77,324 SEK 771,924 7,567
UBS Investment Bank 11/30/22 EUR 47,916 USD 47,823 (661)
UBS Investment Bank 12/2/22 USD 7,496 BRL 38,973 374
UBS Investment Bank 12/9/22 THB 1,921,854 USD 53,274 (2,080)
UBS Investment Bank 12/9/22 USD 57,535 THB 2,048,026 2,981
UBS Investment Bank 1/19/23 USD 23,863 CLP 23,202,760 394
UBS Investment Bank 1/19/23 USD 27,455 INR 2,249,539 182
Wells Fargo 10/7/22 CLP 10,438,727 USD 11,485 (712)
Net unrealized gain (loss) on open forward
currency exchange contracts $ 199,583

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 3,578 Commonwealth of Australia three year
bond contracts 12/22 243,885 $ (1,705)
Long, 2,354 Euro BOBL contracts 12/22 276,268 (7,127)
Long, 1,294 Euro BTP contracts 12/22 142,011 (6,380)
Long, 1,696 Euro BUND contracts 12/22 230,193 (10,755)
Short, 1,828 Euro SCHATZ contracts 12/22 (191,989) 1,796
Long, 1,373 Government of Canada ten year bond
contracts 12/22 122,843 (1,590)
Long, 571 Long Gilt ten year contracts 12/22 61,460 (8,574)
Long, 5,337 Republic of South Korea three year bond
contracts 12/22 380,047 (4,609)
Net payments (receipts) of variation margin to date 44,578
Variation margin receivable (payable) on open futures contracts $ 5,634

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ — $ — $ 1,275 ++
Totals $ — # $ — $ 1,275 +
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 172,562 ¤ ¤ $ 476,695
Total $ 476,695 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1,275 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $476,695.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged)  (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE International Bond Fund (USD Hedged)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate.
Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium

T. ROWE PRICE International Bond Fund (USD Hedged)

from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,569,531 $ — $ 4,569,531
Short-Term Investments 178,086 170,511 — 348,597
Securities Lending Collateral 298,609 — — 298,609
Total Securities 476,695 4,740,042 — 5,216,737
Swaps* — 11,284 — 11,284
Forward Currency Exchange
Contracts — 238,204 — 238,204
Futures Contracts* 1,796 — — 1,796
Total $ 478,491 $ 4,989,530 $ — $ 5,468,021
Liabilities
Swaps* $ — $ 59,882 $ — $ 59,882
Forward Currency Exchange
Contracts — 38,621 — 38,621
Futures Contracts* 40,740 — — 40,740
Total $ 40,740 $ 98,503 $ — $ 139,243
1
Includes Asset-Backed Securities, Corporate Bonds, Government Bonds and Municipal
Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F1114-054Q3 09/22